Property, plant and equipment - summary of property, plant and equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	€ 29,014
Translation differences	(65)	€ 2,493
Property, plant and equipment	26,307	29,014
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	66,247	67,138
Additions	3,061	5,659
Divestitures	(944)	(1,283)
Changes In Scope Of Consolidation		750
Translation differences	(183)	4,503
Decrease through classified as held for sale, property, plant and equipment	(4,885)
Other changes	(61)	(14)
Property, plant and equipment	63,601	66,247
Accumulated amortization and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(37,233)	(36,707)
Divestitures	890	1,217
Changes In Scope Of Consolidation		(382)
Translation differences	118	(2,010)
Decrease through classified as held for sale, property, plant and equipment	3,092
Other changes	67	16
Depreciation	(3,848)	(4,032)
Impairment losses and asset write-offs	(144)	(119)
Property, plant and equipment	(37,294)	(37,233)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	848
Property, plant and equipment	819	848
Land | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	885	948
Additions	7	20
Divestitures	(11)	(11)
Changes In Scope Of Consolidation		2
Translation differences	10	71
Decrease through classified as held for sale, property, plant and equipment	(21)
Other changes	1	1
Property, plant and equipment	851	885
Land | Accumulated amortization and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(37)	(41)
Divestitures	5	2
Changes In Scope Of Consolidation		(1)
Translation differences	0	(1)
Decrease through classified as held for sale, property, plant and equipment	0
Other changes	0	1
Depreciation	0	0
Impairment losses and asset write-offs	0	(1)
Property, plant and equipment	(32)	(37)
Industrial buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	5,196
Property, plant and equipment	4,974	5,196
Industrial buildings | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	8,494	8,930
Additions	183	256
Divestitures	(16)	(17)
Changes In Scope Of Consolidation		104
Translation differences	34	639
Decrease through classified as held for sale, property, plant and equipment	(401)
Other changes	113	68
Property, plant and equipment	8,339	8,494
Industrial buildings | Accumulated amortization and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(3,298)	(3,213)
Divestitures	0	11
Changes In Scope Of Consolidation		(76)
Translation differences	(1)	(163)
Decrease through classified as held for sale, property, plant and equipment	204
Other changes	11	0
Depreciation	(283)	(313)
Impairment losses and asset write-offs	0	(22)
Property, plant and equipment	(3,365)	(3,298)
Plant, machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	18,971
Property, plant and equipment	17,985	18,971
Plant, machinery and equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	51,053	50,389
Additions	1,976	3,768
Divestitures	(872)	(1,163)
Changes In Scope Of Consolidation		618
Translation differences	(123)	3,167
Decrease through classified as held for sale, property, plant and equipment	(3,870)
Other changes	1,607	1,844
Property, plant and equipment	50,017	51,053
Plant, machinery and equipment | Accumulated amortization and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(32,082)	(31,694)
Divestitures	851	1,126
Changes In Scope Of Consolidation		(287)
Translation differences	89	(1,693)
Decrease through classified as held for sale, property, plant and equipment	2,663
Other changes	68	29
Depreciation	(3,303)	(3,440)
Impairment losses and asset write-offs	(140)	(83)
Property, plant and equipment	(32,032)	(32,082)
Other assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	1,203
Property, plant and equipment	1,011	1,203
Other assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	3,003	3,223
Additions	84	187
Divestitures	(40)	(88)
Changes In Scope Of Consolidation		21
Translation differences	(57)	301
Decrease through classified as held for sale, property, plant and equipment	(294)
Other changes	56	3
Property, plant and equipment	2,866	3,003
Other assets | Accumulated amortization and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(1,800)	(1,744)
Divestitures	34	78
Changes In Scope Of Consolidation		(18)
Translation differences	30	(152)
Decrease through classified as held for sale, property, plant and equipment	223
Other changes	(20)	(19)
Depreciation	(262)	(279)
Impairment losses and asset write-offs	0	(6)
Property, plant and equipment	(1,855)	(1,800)
Advances and tangible assets in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	2,796
Property, plant and equipment	1,518	2,796
Advances and tangible assets in progress | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	2,812	3,648
Additions	811	1,428
Divestitures	(5)	(4)
Changes In Scope Of Consolidation		5
Translation differences	(47)	325
Decrease through classified as held for sale, property, plant and equipment	(299)
Other changes	(1,838)	(1,930)
Property, plant and equipment	1,528	2,812
Advances and tangible assets in progress | Accumulated amortization and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(16)	(15)
Divestitures	0	0
Changes In Scope Of Consolidation		0
Translation differences	0	(1)
Decrease through classified as held for sale, property, plant and equipment	2
Other changes	8	5
Depreciation	0	0
Impairment losses and asset write-offs	(4)	(7)
Property, plant and equipment	€ (10)	€ (16)